Related Party Transactions	4 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions

NOTE 6. RELATED PARTY TRANSACTIONS

Founder Shares

On September 4, 2020, the Sponsor paid $25,000 in consideration for 14,375,000 shares of Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,875,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited, resulting in an aggregate of 12,500,000 Founder Shares outstanding.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination, or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Note - Related Party

On September 11, 2020, the Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”), pursuant to which the Company received proceeds of $300,000 to cover expenses related to the Initial Public Offering. The Promissory Note was non-interest bearing and was payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. The outstanding balance under the Promissory Note of $300,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees.

See Note 7, under Business Combination Marketing Agreement, for additional related party transactions.

NOTE 5. RELATED PARTY TRANSACTIONS

Founder Shares

On September 4, 2020, the Sponsor paid $25,000 in consideration for 14,375,000 shares of Class B common stock (the “Founder Shares”). The Founder Shares included an aggregate of up to 1,875,000 shares subject to forfeiture by the Sponsor to the extent that the underwriter’s over-allotment was not exercised in full or in part, so that the Sponsor would collectively own, on an as-converted basis, 20% of the Company’s issued and outstanding shares after the Initial Public Offering (assuming the Sponsor did not purchase any Public Shares in the Initial Public Offering). Upon the expiration of the over-allotment option in December 2020, 1,875,000 shares of Class B common stock were forfeited, resulting in an aggregate of 12,500,000 Founder Shares outstanding.

The Sponsor has agreed not to transfer, assign or sell any of its Founder Shares until the earlier to occur of: (A) one year after the completion of a Business Combination, or (B) the date on which the Company completes a liquidation, merger, capital stock exchange or similar transaction that results in the Company’s stockholders having the right to exchange their shares of common stock for cash, securities or other property. Notwithstanding the foregoing, if the last sale price of the Company’s Class A common stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the Business Combination, the Founder Shares will be released from the lock-up.

Promissory Notes — Related Party

On September 11, 2020, the Company issued an unsecured promissory note to the Sponsor, pursuant to which the Company received proceeds of $300,000 to cover expenses related to the Initial Public Offering. The promissory note was non-interest bearing and was payable on the earlier of March 31, 2021 or the completion of the Initial Public Offering. The outstanding balance under the promissory note of $300,000 was repaid at the closing of the Initial Public Offering on October 30, 2020.

The Company issued an unsecured promissory note to the Sponsor (the “Promissory Note”) effective June 25, 2021, pursuant to which the Company can borrow an aggregate of up to $300,000 to cover expenses related to an initial Business Combination and general working capital. The Promissory Note is non-interest bearing and payable upon the consumation of a Business Combination. As of June 30, 2021, there was $300,000 outstanding under the Promissory Note.

Administrative Support Agreement

The Company entered into an agreement, commencing on the effective date of the Initial Public Offering, to pay the Sponsor a total of $10,000 per month for office space, secretarial and administrative support. Upon completion of the Business Combination or the Company’s liquidation, the Company will cease paying these monthly fees. During the three and six months ended June 30, 2021, the Company incurred expenses of $30,000 and $60,000, respectively, under the agreement.

See Note 6, under Business Combination Marketing Agreement, for additional related party transactions.

Archer Aviation Inc
Related Party Transactions

5.      Related Party Transactions

The Company has been primarily funded by notes payable and the sale of preferred and common stock to third parties and the Company’s co-founders.

Convertible Promissory Notes Due to Related Parties

On October 11, 2019, the Company entered into a Convertible Note Purchase Agreement which permitted the Company to issue and sell two convertible promissory notes to the founders’ Trusts, Capri Growth LLC (“Capri”) and Hight Drive Growth LLC (“Hight”), in the total amount of $601 (the “October Notes”). Interest accrues from the date of the notes on the unpaid principal amount at a rate of 5% per annum. Capri and Hight will have the ability to convert the outstanding principal and (at the Company’s option) any accrued but unpaid interest under the note (the “Conversion Amount”) into shares of the Company’s preferred stock issued and sold at the close of the Company’s next preferred equity financing that yields gross proceeds of at least $1,000 in aggregate. If such financing occurs before maturity of the notes on October 11, 2021, the Company will issue a number of shares equal to the Conversion Amount divided by (i) the capped price (price per share equal to $4,000 divided by the Company Capitalization) or (ii) the discount price (price per share multiplied by the discount rate of 80%).

On November 21, 2019, the Company entered into a Convertible Note Purchase Agreement which permitted the Company to issue and sell an additional three convertible promissory notes in the total amount of $5,000 to three related party investors (the “November Notes”), two of which are the Company’s founders and one of which is a third-party investor. Interest accrues from the date of the notes on the unpaid principal amount at a rate of 10% per annum. The investors will have the ability to either (i) convert the outstanding principal and any accrued but unpaid interest under the note into shares of the Company’s preferred stock at the price per share issued and sold at the close of the Company’s next preferred equity financing that yields gross proceeds of least $25,000 in the aggregate if such financing occurs before maturity of the notes on December 31, 2022 or (ii) be repaid in cash at the initial closing of such $25,000 equity financing event.

The Company has not elected the fair value option for either the October or November Notes and does not otherwise account for any convertible promissory notes at fair value under GAAP.

On November 21, 2019, the Company closed its Series Seed Preferred Stock round in which the October Notes were cancelled and converted into such shares. On July 22, 2020, the Company issued its Series A Preferred Stock in which the holders of the November Notes elected to cancel their notes and convert into such shares as opposed to being repaid in cash. As the October and November Notes were cancelled and converted into preferred stock in the respective preferred equity financing rounds, there was no outstanding balance on the convertible promissory notes as of June 30, 2021.

Partial Recourse Promissory Notes

On November 21, 2020, the Company entered into partial recourse promissory note arrangements with each of the Company’s founders which provided each of them with a partial recourse loan as consideration for the issuance of stock, which proceeds were used for the exercise of 2,645,517 shares, per founder, of the Company’s common stock pursuant to the outstanding option agreements issued by the Company to the founders on November 3, 2020. Due to the partial recourse nature of the notes, the promissory note arrangements are considered nonrecourse loans in their entirety for accounting purposes and thus are accounted for as in-substance share options. The purchase price for the shares was $0.15 per share for a total amount of $397 paid by each founder. The notes bear interest at a rate of 0.38% per annum, compounded annually. The promissory notes may be repaid at any time and from time to time and are due upon the earlier of five years from issuance or upon a deemed liquidation event, initial draft registration statement filing, or within 90 days of the respective founder’s termination. Concurrent with the execution of the notes, the founders early exercised their common stock options at the exercise price of $0.15 per share in accordance with the terms of the early exercise agreements. These options are subject to vesting conditions and are subject to forfeiture in the form of a Company repurchase option at the original $0.15 per share price if the founders terminate employment prior to the vesting dates of the original option agreements.

The Company determined that the stock options exercised by a nonrecourse note are considered unexercised until the nonrecourse note is repaid. Because the loan is deemed nonrecourse for accounting purposes, the principal and interest represent the strike price of the in-substance awards for the purposes of fair valuing the in-substance awards, and the principal and interest on the note and shares underlying the in-substance share options will not be recorded on the Company’s balance sheets or statements of operations and comprehensive loss.

The Company estimated the fair value of the in-substance share options using the Black-Scholes option-pricing model and compared this fair value to the value of the original awards immediately prior to the issuance of the promissory note. The Company determined that the promissory note terms did not result in incremental fair value of these awards and no incremental compensation cost would be recognized under the promissory note arrangement. The grant date fair value of the original award is recognized as expense over the requisite service period on a straight-line basis.

6.Related Party Transactions

The Company has been primarily funded by notes payable and the sale of preferred and common stock to third parties and the Company’s Co-founders.

Convertible Promissory Notes Due to Related Parties

On October 11, 2019, the Company entered into a Convertible Note Purchase Agreement which permitted the Company to issue and sell two convertible promissory notes to the founders’ Trusts, Capri Growth LLC (“Capri”) and Hight Drive Growth LLC (“Hight”), in the total amount of $601 (the “October Notes”). Interest accrues from the date of the notes on the unpaid principal amount at a rate of 5% per annum. Capri and Hight will have the ability to convert the outstanding principal and (at the Company’s option) any accrued but unpaid interest under the note (the “Conversion Amount”) into shares of the Company’s preferred stock issued and sold at the close of the Company’s next preferred equity financing that yields gross proceeds of at least $1,000 in aggregate. If such financing occurs before maturity of the notes on October 11, 2021, the Company will issue a number of shares equal to the Conversion Amount divided by (i) the capped price (price per share equal to $4,000 divided by the Company Capitalization) or (ii) the discount price (price per share multiplied by the discount rate of 80%).

On November 21, 2019, the Company entered into a Convertible Note Purchase Agreement which permitted the Company to issue and sell an additional three convertible promissory notes in the total amount of $5,000 to three related party investors (the “November Notes”), two of which are the Company’s founders and one of which is a third-party investor. Interest accrues from the date of the notes on the unpaid principal amount at a rate of 10% per annum. The investors will have the ability to either (i) convert the outstanding principal and any accrued but unpaid interest under the note into shares of the Company’s preferred stock at the price per share issued and sold at the close of the Company’s next preferred equity financing that yields gross proceeds of least $25,000 in the aggregate if such financing occurs before maturity of the notes on December 31, 2022 or (ii) be repaid in cash at the initial closing of such $25,000 equity financing event.

The Company has not elected the fair value option for either the October or November Notes and does not otherwise account for any convertible promissory notes at fair value under GAAP.

On November 21, 2019, the Company closed their Series Seed Preferred Stock round in which the October Notes were cancelled and converted into such shares. On July 22, 2020, the Company issued their Series A Preferred Stock in which the holders of the November Notes elected to cancel their notes and convert into such shares as opposed to being repaid in cash. The outstanding principal balance on the convertible promissory notes was $0 and $4,995 as of December 31, 2020 and 2019, respectively, recorded in convertible promissory notes due to related parties on the accompanying balance sheets. Accrued interest was $0 and $47 as of December 31, 2020 and 2019, respectively, recorded in other long-term liabilities on the accompanying balance sheets.

Partial Recourse Promissory Notes

On November 21, 2020, the Company entered into partial recourse promissory note arrangements with each of the Company’s founders which provided each of them with a partial recourse loan as consideration for the issuance of stock, which proceeds were used for the exercise of 2,645,517 shares, per founder, of the Company’s common stock pursuant to the outstanding option agreements issued by the Company to the founders on November 3, 2020. Due to the partial recourse nature of the notes, the promissory note arrangements are considered nonrecourse loans in their entirety for accounting purposes and thus are accounted for as in-substance share options. The purchase price for the shares was $0.15 per share for a total amount of $397 paid by each founder. The notes bear interest at a fixed rate of 0.38% per annum, compounded annually. The promissory notes may be repaid at any time and from time to time and are due upon the earlier of five years from issuance or upon a deemed liquidation event, initial draft registration statement filing, or within ninety days of the respective founder’s termination. Concurrent with the execution of the notes, the founders early exercised their common stock options at the exercise price of $0.15 per share in accordance with the terms of the early exercise agreements. These options are subject to vesting conditions and are subject to forfeiture in the form of a Company repurchase option at the original $0.15 per share price if the founders terminate employment prior to the vesting dates of the original option agreements.

The Company determined that the stock options exercised by a nonrecourse note are considered unexercised until the nonrecourse note is repaid. Because the loan is deemed nonrecourse, for accounting purposes the principal and interest represent the strike price of the in-substance awards for the purposes of fair valuing the in-substance awards, and the principal and interest on the note and shares underlying the in- substance share options will not be recorded on the Company’s balance sheets or statements of operations and comprehensive loss.

The Company estimated the fair value of the in-substance share options using the Black-Scholes option- pricing model and compared this fair value to the value of the original awards immediately prior to the issuance of the promissory note. The Company determined that the promissory note terms did not result in incremental fair value of these awards and no incremental compensation cost would be recognized under the promissory note arrangement. The grant date fair value of the original award is recognized as expense over the requisite service period on a straight-line basis.